Major Events during the six months ended February 28, 2021 (Details Narrative) - USD ($)	5 Months Ended	6 Months Ended
	Jan. 27, 2021	Feb. 16, 2021
Wize Pharma [Member]
Shares sold in private sale		900,000
Proceeds from sale of investment		$ 645,968
Gain from sale of investment		$ 195,968
Convertible Note [Member]
Proceeds from convertible note	$ 2,500,000